Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Rendered services	$ 3,000	$ 4,300	$ 2,535
Acquired services	788	224	$ 309
Trade and other receivables balances due to its related parties	763	648
Trade payables balances due to related parties amount	$ 130	$ 31